Annual Fund Operating Expenses (Vanguard Global Equity Fund - Investor Shares, Vanguard Global Equity Fund)	12 Months Ended
Sep. 30, 2012
Vanguard Global Equity Fund - Investor Shares | Vanguard Global Equity Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.54%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.59% [1]

[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.